Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies
Schedule of Commitments and contingencies

	For the year ended December 31,
	BYD		Voltera		Maersk
(SEK in thousands)	2025	2024	2025	2024	2025	2024
Trade and other receivables	354	1,133	-	-	15,578	27,645
Trade payables (including accruals)	121,757	140,085	68,220	42,631	-	-
Right-of-use asset	-	-	266,030	345,200	-	-
Lease liability	-	-	305,486	375,087	-	-